Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 898	$ 800
Accounts receivable	5,478	4,996
Inventories	641	456
Current portion of contract assets	171	163
Other current assets	849	1,202
Current portion of derivative instruments	336	80
Assets held for sale	0	137
Total current assets	8,373	7,834
Property, plant and equipment	25,072	24,332
Intangible assets	17,858	17,896
Investments	615	598
Derivative instruments	997	571
Financing receivables	1,189	1,101
Other long-term assets	1,027	670
Goodwill	16,280	16,280
Total assets	71,411	69,282
Current liabilities:
Short-term borrowings	2,959	1,750
Accounts payable and accrued liabilities	4,059	4,221
Income tax payable	26	0
Other current liabilities	482	434
Contract liabilities	800	773
Current portion of long-term debt	3,696	1,100
Current portion of lease liabilities	587	504
Total current liabilities	12,609	8,782
Provisions	61	54
Long-term debt	38,200	39,755
Lease liabilities	2,191	2,089
Other long-term liabilities	1,666	1,783
Deferred tax liabilities	6,281	6,379
Total liabilities	61,008	58,842
Shareholders' equity attributable to common shareholders	10,403	10,440
Total liabilities and shareholders' equity	$ 71,411	$ 69,282